Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 24, 2019 shares	Mar. 02, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) employee segment shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2018 shares	May 31, 2018 shares
Basis Of Presentation And Organization [Line Items]
Number of operating segments | segment				1
Reverse stock split conversion ratio	0.01
Common stock, shares authorized (in shares) | shares	100,000,000			100,000,000	100,000,000	100,000,000	300,000,000
Revenue				$ 1,588	$ 3,281
Accumulated deficit				$ 184,764	172,430
Number of employees | employee				2
Cash, cash equivalents, and marketable debt securities				$ 3,905	$ 14,055
Subsequent Event
Basis Of Presentation And Organization [Line Items]
Common stock issued for warrants exercised (in shares) | shares		2,300,000	2,260,875
Proceeds from warrant exercised		$ 9,600	$ 9,500